Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States [Member]
Geographic concentration	46.00%	47.00%	0.00%
Italy [Member]
Geographic concentration	20.00%	8.00%	18.00%
France [Member]
Geographic concentration	16.00%	3.00%	7.00%
Germany [Member]
Geographic concentration	6.00%	16.00%	32.00%
Canada [Member]
Geographic concentration	5.00%	10.00%	0.00%
Saudi Arabia [Member]
Geographic concentration	0.00%	3.00%	31.00%
Netherlands [Member]
Geographic concentration	0.00%	0.00%	13.00%